VANECK CM COMMODITY INDEX FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Par
(000's) Value
Short-Term Investments: 97.9%
United States Treasury Obligations : 96.0%
United States Treasury
Bills (y)
3.52%, 06/25/26 $ 40,000 $ 39,661,653
3.53%, 06/18/26 30,000 29,766,569
3.54%, 07/02/26 15,000 14,862,096
3.55%, 08/20/26 20,000 19,719,450
3.57%, 07/23/26 # 25,000 24,718,546
3.57%, 08/27/26 # 15,000 14,778,617
3.58%, 08/06/26 # 55,000 54,305,720
3.59%, 07/16/26 40,000 39,578,542
3.59%, 09/03/26 20,000 19,691,720
3.59%, 09/10/26 50,000 49,193,803
3.62%, 09/17/26 40,000 39,326,197
3.65%, 09/24/26 40,000 39,301,984
Par
(000’s) Value
United States Treasury Obligations
(continued)
3.66%, 05/07/26 $ 30,000 $ 29,890,200
3.66%, 06/04/26 # 40,000 39,743,469
3.67%, 04/02/26 # 25,000 24,997,436
3.71%, 05/28/26 # 55,000 54,681,057
3.74%, 04/16/26 40,000 39,938,292
3.74%, 05/21/26 # 45,000 44,769,656
3.75%, 05/14/26 25,000 24,889,663
3.76%, 04/09/26 # 10,000 9,991,763
653,806,433
Number
of Shares Value
Money Market Fund: 1.9%
Invesco Treasury Portfolio -
Institutional Class 3.64%(a) 13,131,133 13,131,133
Total Short-Term Investments: 97.9%
(Cost: $667,012,453) 666,937,566
Other assets less liabilities: 2.1% 14,576,138
NET ASSETS: 100.0% $ 681,513,704
Total Return Swap Contracts
Long Exposure
Reference
Obligation
Notional
Amount Counterparty
Rate paid by
the Fund
Payment
Frequency
Termination
Date
Unrealized
Appreciation/
(Depreciation)
UBS Constant
Maturity
Commodity Index
Total Return $674,134,000 UBS 4.03%(a) Monthly 04/22/26 $8,702,802
(y) The rate shown is the calculated yield to maturity.
# All or a portion of these securities are segregated for swap collateral. Total value of securities segregated is $99,345,465.
(a) The rate shown is the 7-day yield as of 03/31/26.
(b) The rate shown reflects the rate in effect at March 31, 2026: Secured Overnight Financing Rate + 0.40%.
The summary of inputs used to value the Fund's investments as of March 31, 2026 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
United States Treasury
Obligations $ — $ 653,806,433 $ — $ 653,806,433
Money Market Fund 13,131,133 — — 13,131,133
Total Investments $ 13,131,133 $ 653,806,433 $ — $ 666,937,566
Other Financial Instruments:
Assets
Total Return Swap Contracts $ — $ 8,702,802 $ — $ 8,702,802